Debt (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2007 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 06, 2010 PCT Allendale, LLC [Member] Convertible Notes Payable [Member]	Dec. 31, 2011 PCT Allendale, LLC [Member] Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Notes Payable, Insurance	$ 148,100	$ 116,895
Notes Issued for Borrowings			3,120,000		1,000,000
Purchase of condominium units			3,818,500
Frequency of Periodic Payment				monthly installment
Notes Repayble, Periodic Payment Amount				20,766
Notes Repayment, Interest Rate During Period				5.00%	6.00%
Mortgage Loans, Carrying Amount of Mortgages				2,708,300		926,800
Mortgage Loan Repayble Amount within 12 months				$ 114,200		$ 76,000